Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense [Abstract]
Gross interest expense	$ 105.0	$ 110.9	$ 95.2
Capitalized interest	7.3	7.1	10.3
Net interest expense	$ 97.7	$ 103.8	$ 84.9